Other financial liabilities - Summary of detailed information about other financial liabilities (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Non-current
Contingent consideration (Refer to Note 19)		₨ 1,545		₨ 2,423
Cash Settled ADS RSUs		0		2
Deposits and others		1,104		536
Other non-current financial liabilities		2,649	$ 32	2,961
Current
Contingent consideration (Refer to Note 19)		1,508		1,906
Advance from customers		1,373		1,582
Cash Settled ADS RSUs		6		18
Interim dividend payable		0		27,337
Capital creditors		215		626
Deposits and others		1,039		1,641
Current financial liabilities		4,141	$ 50	33,110
Other financial liabilities	[1]	₨ 6,790		₨ 36,071

[1]	(2) Includes future cash outflow towards estimated interest on contingent consideration.